CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of components in cash and cash equivalents

	2022	2021
Short-term bank deposits (i)	8,655.2	11,393.6
Current bank accounts	5,990.3	4,582.9
Cash	280.9	651.2
Cash and cash equivalents	14,926.4	16,627.7

Bank overdrafts	(74.3)	(30.5)
Cash and cash equivalents less bank overdraft	14,852.1	16,597.2

(i)	The balance refers mostly to Bank Deposit Certificates (“CDB”), with high liquidity, which are readily convertible into known amounts of cash and which are subject to an insignificant risk of change in value.